Summary of Significant Accounting Policies - Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - Fair Value, Measurements, Recurring [Member] - Wealth Management Products [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Assets
Total Assets	¥ 1,204,901	¥ 1,970,958
Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets	1,204,901	1,970,958
Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets	¥ 0	¥ 0